Trade and Other Payables - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Payables [Line Items]
Liabilities arising from contracts with customers	$ 756
Refund Liabilities [Member]
Trade And Other Payables [Line Items]
Liabilities arising from contracts with customers	$ 3,831	$ 3,929